Unaudited Interim Condensed Consolidated Statements of Income and Comprehensive Income		6 Months Ended
		Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares
REVENUE		$ 58,758,021	$ 7,485,194	$ 57,962,468
COST OF REVENUE
Total cost of revenue		(31,188,017)	(3,973,047)	(29,649,787)
GROSS PROFIT		27,570,004	3,512,147	28,312,681
SELLING AND MARKETING EXPENSES
Employee compensation and benefits		(4,564,223)	(581,437)	(6,251,345)
Commission		(2,229,588)	(284,028)	(3,810,865)
Others		(913,803)	(116,408)	(894,251)
Total selling and marketing expenses		(7,707,614)	(981,873)	(10,956,461)
GENERAL AND ADMINISTRATIVE EXPENSES
Employee compensation and benefits		(3,544,876)	(451,582)	(3,692,079)
Depreciation		(1,319,882)	(168,140)	(1,785,799)
Building management fee, rent and rate		(1,173,250)	(149,461)	(1,403,884)
Legal and professional fee		(2,922,831)	(372,340)	(2,415,675)
Provision for expected credit losses		(445,830)	(56,794)	(1,180,016)
Other expenses		(979,418)	(124,767)	(821,757)
Total general and administrative expenses		(10,386,087)	(1,323,084)	(11,299,210)
INCOME FROM OPERATIONS		9,476,303	1,207,190	6,057,010
OTHER INCOME, NET
Bank interest income		8,122	1,035	13,756
Interest expense		(130,633)	(16,641)	(190,313)
Administrative service fee
– external		18,000	2,293
– related parties		142,000	18,089	198,000
Other income		149,432	19,035	45,664
Total other income, net		186,921	23,811	67,107
INCOME BEFORE INCOME TAX EXPENSES		9,663,224	1,231,001	6,124,117
INCOME TAX EXPENSES		(1,629,316)	(207,560)	(1,217,295)
NET INCOME		8,033,908	1,023,441	4,906,822
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment		79,886	10,177	(22,143)
TOTAL COMPREHENSIVE INCOME		$ 8,113,794	$ 1,033,618	$ 4,884,679
Weighted average number of ordinary shares:
Basic (in Shares)	[1]	22,500,000	22,500,000	22,500,000
Diluted (in Shares)	[1]	22,500,000	22,500,000	22,500,000
Earnings per share – basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.36	$ 0.05	$ 0.22
Earnings per share – diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.36	$ 0.05	$ 0.22
External
COST OF REVENUE
Total cost of revenue		$ (29,215,017)	$ (3,721,706)	$ (27,848,993)
Related Party
COST OF REVENUE
Total cost of revenue		$ (1,973,000)	$ (251,341)	$ (1,800,794)

[1]	Giving retroactive effect to the issuance of ordinary shares which is detailed in Note 1.